Segment Information (Details) $ in Thousands		9 Months Ended
		Sep. 30, 2017 USD ($) segment	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	[2]
Segment Reporting [Abstract]
Number of reportable segments | segment		4
Segment Reporting Information [Line Items]
Vessel and other management fees	[1]	$ 16,930	$ 8,902
Administrative expenses		(33,571)	(31,073)
Depreciation and amortization		(59,937)	(56,146)
Other operating gains and losses		0	16
Total other non operating income (loss)		108	(12,184)
Impairment of long-term assets		0	(1,706)
Net financial expenses		(51,876)	(66,969)
Income taxes		(1,070)	1,039
Equity in net (losses) earnings of affiliates		(19,100)	10,118
Net loss		(160,194)	(176,380)
Non-controlling interests		(23,332)	(18,775)
Net loss attributable to Golar LNG Ltd		(183,526)	(195,155)
Total assets		4,645,223	4,178,955	$ 4,256,911
Non-collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues	[1]	52,004	37,798
Vessel and voyage operating expenses		(59,507)	(70,244)
Collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues	[1]	17,016	10,494
Vessel and voyage operating expenses		(21,191)	(6,425)
Vessel operations
Segment Reporting Information [Line Items]
Vessel and other management fees		16,930	8,902
Administrative expenses		(33,190)	(28,841)
Depreciation and amortization		(59,937)	(56,146)
Other operating gains and losses		0	0
Total other non operating income (loss)		108	(12,184)
Impairment of long-term assets		0	(1,706)
Net financial expenses		(51,876)	(66,969)
Income taxes		(1,070)	1,039
Equity in net (losses) earnings of affiliates		(1,359)	10,118
Net loss		(142,072)	(174,164)
Non-controlling interests		(23,332)	(18,775)
Net loss attributable to Golar LNG Ltd		(165,404)	(192,939)
Total assets		3,155,152	3,161,928
Vessel operations | Non-collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues		52,004	37,798
Vessel and voyage operating expenses		(59,507)	(70,244)
Vessel operations | Collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues		17,016	10,494
Vessel and voyage operating expenses		(21,191)	(6,425)
LNG trading
Segment Reporting Information [Line Items]
Vessel and other management fees			0
Administrative expenses			0
Depreciation and amortization			0
Other operating gains and losses			16
Total other non operating income (loss)			0
Impairment of long-term assets			0
Net financial expenses			0
Income taxes			0
Equity in net (losses) earnings of affiliates			0
Net loss			16
Non-controlling interests			0
Net loss attributable to Golar LNG Ltd			16
Total assets			0
LNG trading | Non-collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues			0
Vessel and voyage operating expenses			0
LNG trading | Collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues			0
Vessel and voyage operating expenses			0
FLNG
Segment Reporting Information [Line Items]
Vessel and other management fees		0	0
Administrative expenses		(381)	(2,232)
Depreciation and amortization		0	0
Other operating gains and losses		0	0
Total other non operating income (loss)		0	0
Impairment of long-term assets		0	0
Net financial expenses		0	0
Income taxes		0	0
Equity in net (losses) earnings of affiliates		(5,281)	0
Net loss		(5,662)	(2,232)
Non-controlling interests		0	0
Net loss attributable to Golar LNG Ltd		(5,662)	(2,232)
Total assets		1,286,646	1,017,027
FLNG | Non-collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues		0	0
Vessel and voyage operating expenses		0	0
FLNG | Collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues		0	0
Vessel and voyage operating expenses		0	$ 0
Power
Segment Reporting Information [Line Items]
Vessel and other management fees		0
Administrative expenses		0
Depreciation and amortization		0
Other operating gains and losses		0
Total other non operating income (loss)		0
Impairment of long-term assets		0
Net financial expenses		0
Income taxes		0
Equity in net (losses) earnings of affiliates		(12,460)
Net loss		(12,460)
Non-controlling interests		0
Net loss attributable to Golar LNG Ltd		(12,460)
Total assets		203,425
Power | Non-collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues		0
Vessel and voyage operating expenses		0
Power | Collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues		0
Vessel and voyage operating expenses		$ 0

[1]	This includes amounts arising from transactions with related parties (see note 14).
[2]	Previously, the assets and liabilities associated with the agreement to sell our interests in the companies that own and operate the FSRU the Golar Tundra to Golar Partners were classified as held-for-sale. As of March 31, 2017, these assets and liabilities ceased to qualify for classification as held-for-sale. Accordingly, as of September 30, 2017 (and for all retrospective periods presented), these assets and liabilities are presented as held for use in the consolidated balance sheets. See note 2.